ACCRUALS AND OTHER PAYABLES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)
ACCRUALS AND OTHER PAYABLES
Proceeds from non-refundable incentive	¥ 4,734	$ 671	¥ 12,982	$ 1,857		¥ 8,075	$ 1,195
Provision of FTE and other services - recognized in other income					¥ 8,569	¥ 2,821		¥ 2,395
Proceeds from non refundable payment											¥ 10,000
Cash deposits restricted					58,913				$ 8,298
Amount paid to supplier on behalf of the Group					58,913				$ 8,298
Agreement with China Merchants Bank
ACCRUALS AND OTHER PAYABLES
Credit facility granted										¥ 60,000
Term of credit facility										2 years
Cash deposits restricted					58,913
Amount paid to supplier on behalf of the Group					58,913
Interest expenses					¥ 0